Equity Incentive Plan (Tables)	12 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Nonvested Restricted Stock Shares Activity [Table Text Block]
A summary of activity for restricted stock awards during the year ended December 31, 2014 and for the period from March 20, 2013 (date of inception) to December 31, 2013 is a follows:

	Number of Shares	Weighted Average Grant Date Fair Value
Outstanding and nonvested, March 20, 2013	—	$—
Granted	4,862,020	9.66
Vested	—	—
Forfeited	—	—
Outstanding and nonvested, December 31, 2013	4,862,020	9.66
Granted	2,148,370	9.31
Vested	(30,000)	9.59
Forfeited	—	—
Outstanding and nonvested, December 31, 2014	6,980,390	$9.56

Schedule of Unrecognized Compensation Cost, Nonvested Awards [Table Text Block]
The following table summarizes the amortization, which will be included in general and administrative expenses, of all of the Company’s restricted stock grants as of December 31, 2014:

Restricted Stock Grant Date:
	2015	2016	2017	2018	Total
September 30, 2013	$8,456	$4,330	$1,506	$—	$14,292
November 6, 2013	4,463	2,367	940	—	7,770
December 18, 2013	2,335	1,221	474	—	4,030
February 21, 2014	6,976	4,172	1,854	220	13,222
May 20, 2014	235	140	62	7	444
Total by year	$22,465	$12,230	$4,836	$227	$39,758